Condensed Consolidated Balance Sheets (USD $)	Oct. 31, 2013	Oct. 31, 2012
Assets
Cash	$ 750,303	$ 591,038
Trade accounts receivable, net of allowance for doubtful accounts of $74,073 in 2013 and $92,148 in 2012	9,951,970	12,601,402
Other receivables	225,016	216,212
Income taxes refundable	590,569	118,058
Inventories	18,234,279	18,464,019
Prepaid expenses and other assets	331,141	484,406
Deferred income taxes - current	1,726,695	2,289,530
Total current assets	31,809,973	34,764,665
Property and equipment, net	12,827,198	11,648,166
Intangible assets, net	340,807	245,956
Deferred income taxes - noncurrent	161,063	513,817
Other assets, net	275,858	589,741
Total assets	45,414,899	47,762,345
Liabilities and Shareholders' Equity
Current installments of long-term debt	258,628	247,739
Accounts payable and accrued expenses	3,267,812	4,191,633
Accrued compensation and payroll taxes	1,297,591	3,464,452
Income taxes payable	0	22,937
Total current liabilities	4,824,031	7,926,761
Note payable to bank	2,500,000	1,000,000
Long-term debt, excluding current installments	7,497,042	7,755,680
Deferred income taxes - noncurrent	83,158	0
Other noncurrent liabilities	950,952	1,044,862
Total liabilities	15,855,183	17,727,303
Shareholders' equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding	0	0
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 6,570,734 shares in 2013 and 6,411,592 in 2012	8,679,435	8,024,544
Retained earnings	21,519,238	22,619,814
Total shareholders’ equity attributable to Optical Cable Corporation	30,198,673	30,644,358
Noncontrolling interest	(638,957)	(609,316)
Total shareholders’ equity	29,559,716	30,035,042
Commitments and contingencies
Total liabilities and shareholders’ equity	$ 45,414,899	$ 47,762,345